Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2018	Level 1	Level 2	Level 3

Assets
Interest rate swap asset	$926	$-	$926	$-
Investments
Equity securities and funds	$2,835	$2,835	$-	$-
Fixed income and bond funds	$4,101	$185	$3,916	$-

Liabilities
Contingent consideration liability	$93,865	$-	$-	$93,865

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
	2018	2017
Balance, January 1	$50,300	$32,266
Amounts recognized on acquisitions	61,525	21,477
Fair value adjustments (note 4)	1,675	1,054
Resolved and settled in cash	(18,757)	(6,169)
Other	(877)	1,672
Balance, December 31	$93,865	$50,300

Less: current portion	$17,122	$18,657
Non-current portion	$76,743	$31,643

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$12,088	$12,088	$10,136	$10,136
Advisor loans receivable (non-current)	46,661	46,661	44,978	44,978
Long-term debt (non-current)	670,289	670,289	247,467	247,467